Consolidated Statements of Cash Flows kr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Statement Of Cash Flows [Abstract]
Net loss for the year	kr (633,246)	kr (337,497)	kr (229,600)
Reversal of non-cash items:
Equity-settled share-based compensation expense	28,105	2,549	2,105
Depreciation and amortization	5,200	3,803	1,366
Financial income	(2,444)	(316)	(5)
Financial expenses	29,071	7,359	3,453
Income tax benefit	(1,915)	(5,500)	(5,500)
Exchange rate adjustments			(491)
Change in working capital:
Change in prepayments, deposits, and other receivables	(33,662)	4,920	(14,578)
Change in trade payables, accruals, and other liabilities	76,424	(2,844)	5,943
Corporation taxes received	5,500	5,500	5,500
Corporation taxes paid	(1,431)
Interest received	45	388	5
Interest paid	(10,723)	(5,181)	(2,962)
Net cash used in operating activities	(539,076)	(326,818)	(234,764)
Investing activities
Purchase of intangible assets	(2,736)	(508)	(1,603)
Purchase of property, plant, and equipment	(2,365)	(2,777)	(743)
Net cash used in investing activities	(5,101)	(3,285)	(2,346)
Financing activities
Proceeds from borrowings		62,758
Repayment of borrowings	(10,535)
Repayment of lease obligations	(2,970)	(3,838)
Proceeds from issuance of shares	1,280,786	19
Transaction costs related to issuance of shares	(107,859)
Net cash provided by financing activities	1,159,422	58,939
Net change in cash	615,245	(271,164)	(237,110)
Effects of changes in exchange rates	(11,904)	46	81
Cash at the beginning of the year	123,588	394,706	631,735
Cash at the end of the year	kr 726,929	kr 123,588	kr 394,706